Financial Instruments (Details 2) - Liquidity risk [Member] R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	R$ 33,743,875
Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,393,717
Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	1,218,117
Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	5,080,973
Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	12,881,431
Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	12,169,637
Loans And Financing [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	7,513,853
Loans And Financing [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	41,142
Loans And Financing [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	681,322
Loans And Financing [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	990,756
Loans And Financing [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,717,667
Loans And Financing [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,082,966
Debentures [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	18,905,894
Debentures [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	198,579
Debentures [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	5,755
Debentures [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,138,439
Debentures [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	8,761,862
Debentures [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	6,801,259
Payable Related To Concession [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,874,643
Payable Related To Concession [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	9,568
Payable Related To Concession [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	19,158
Payable Related To Concession [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	96,944
Payable Related To Concession [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	771,456
Payable Related To Concession [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	1,977,517
Accounts Payable To Suppliers [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,466,803
Accounts Payable To Suppliers [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,058,249
Accounts Payable To Suppliers [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	334,366
Accounts Payable To Suppliers [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	18,482
Accounts Payable To Suppliers [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	55,706
Accounts Payable To Suppliers [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
Special Tax Regularization Program – Pert
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	407,483
Special Tax Regularization Program – Pert | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	5,604
Special Tax Regularization Program – Pert | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	11,315
Special Tax Regularization Program – Pert | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	52,803
Special Tax Regularization Program – Pert | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	330,143
Special Tax Regularization Program – Pert | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	7,618
ICMS Installment Payments [member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	13,153
ICMS Installment Payments [member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
ICMS Installment Payments [member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,620
ICMS Installment Payments [member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,065
ICMS Installment Payments [member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	7,468
ICMS Installment Payments [member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
Sectorial Financial Liabilities [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	1,176,359
Sectorial Financial Liabilities [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	78,712
Sectorial Financial Liabilities [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	159,821
Sectorial Financial Liabilities [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	763,484
Sectorial Financial Liabilities [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	174,342
Sectorial Financial Liabilities [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
Lease Liability [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	385,687
Lease Liability [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	1,863
Lease Liability [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,760
Lease Liability [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	17,000
Lease Liability [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	62,787
Lease Liability [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	R$ 300,277